Equity	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Equity
28. Equity
Equity share capital

Allotted, called up and fully paid	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m

At 1 January 2022 (ordinary shares of 20 340 / 399 p each)	187	53	101	154

Repurchased and cancelled under share repurchase programme	(4)	(1)	–	(1)

Exchange adjustments	–	(6)	(10)	(16)

At 31 December 2022 (ordinary shares of 20 340 / 399 p each)	183	46	91	137

Repurchased and cancelled under share repurchase programme	(11)	(3)	–	(3)

Exchange adjustments	–	3	4	7

At 31 December 2023 (ordinary shares of 20 340 / 399 p each)	172	46	95	141

Repurchased and cancelled under share repurchase programme	(7)	(2)	–	(2)

Exchange adjustments	–	(1)	(1)	(2)

At 31 December 2024 (ordinary shares of 20 340 / 399 p each)	165	43	94	137
In
February 2024,
the Board approved a $800m share buyback programme
w
h
i
c
h
 completed on
27 December 2024
. In February 2023, the Board approved a $750m share buyback programme which completed on 29 December 2023. In
August 2022
, the Board approved a $500m share buyback programme which completed on
31 January 2023
.
In the year ended 31 December 2024, 7.5m shares were repurchased for total consideration of $812m including $20m taxes and transaction costs and subsequently cancelled. The cost of treasury shares and related transaction costs have been deducted from retained earnings.
In the year ended 31 December 2023, 10.9m shares were repurchased for total consideration of $790m including $28m taxes and transaction costs and subsequently cancelled. Of the total consideration, $38m relate
d
to the completion of the 2022 programme and $752m relate
d
to the 2023 programme.
In the year ended 31 December 2022, 9.1m shares were repurchased for total consideration of $482m including $2m taxes and
transaction costs, of which 4.5m were held as treasury shares and 4.6m were cancelled.
When approving shareholder returns in 202
4
, 2023 and 202
2
, the Board first reviewed the Parent Company Financial Statements to confirm availability of sufficient distributable reserves.
For each of the share buyback programmes undertaken, authority was given to the Company at the respective AGM prior to commencement of the buyback.
In February 2025, the Board approved a furth
er $
900
m s
hare buyback programme
 to be completed by the end of 2025
. A resolution to renew the authority to repurchase shares will be put to shareholders at the AGM on 8 May 2025.
The Company no longer has an authorised share capital.
Shares held by employee share trusts

	Number of shares millions	Carrying value $m	Market value $m

31 December 2024	1.2	63.0	144.9

31 December 2023	0.8	35.0	73.6

31 December 2022	1.1	37.0	62.8
Shares held by employee share trusts includes 0.2m shares (2023: 0.2m shares) held in a nominee account on behalf of participants.

Treasury shares

	Number of shares millions	Nominal value $m

At 1 January 2022	3.7	1.0

Transferred to employee share trusts	(0.7)	(0.2)

Repurchased under share repurchase programme	4.5	1.1

At 31 December 2022	7.5	1.9

Transferred to employee share trusts	(0.5)	(0.1)

Exchange adjustments	–	0.1

At 31 December 2023	7.0	1.9

Transferred to employee share trusts	(0.8)	(0.2)

Exchange adjustments	–	(0.1)

At 31 December 2024	6.2	1.6
Cash flow hedge reserves

	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m

At 1 January 2022	16	(11)	5

Costs of hedging deferred and recognised in other comprehensive income	–	3	3

Change in fair value of currency swaps recognised in other comprehensive income	33	–	33

Reclassified from other comprehensive income to profit or loss – included in financial expenses	(43)	–	(43)

Deferred tax	2	–	2

At 31 December 2022	8	(8)	–

Change in fair value of currency swaps recognised in other comprehensive income	(30)	–	(30)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	28	–	28

At 31 December 2023	6	(8)	(2)

Costs of hedging deferred and recognised in other comprehensive income	–	(11)	(11)

Change in fair value of currency swaps recognised in other comprehensive income	(113)	–	(113)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	165	–	165

Deferred tax	(11)	–	(11)

At 31 December 2024	47	(19)	28
Amounts reclassified from other comprehensive income to financial expenses comprise $28m (2023: $14m, 2022: $14m) net interest payable on the currency swaps and an exchange loss of $137m (2023: $14m loss, 2022: $57m gain) which offsets a corresponding gain or loss on the hedged bonds.